Subsequent Events (Details) $ / shares in Units, $ in Thousands	Feb. 20, 2019 USD ($) item	Feb. 13, 2019 $ / shares	Jan. 29, 2019 USD ($)	Feb. 26, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 03, 2017 USD ($)	May 16, 2017 USD ($)
Common shares/units
Subsequent Events
Declaration of quarterly cash dividend (per share) | $ / shares		$ 0.15
Common shares/units | ATM Programme | GasLog Partners LP
Subsequent Events
Size of ATM Programme						$ 144,040	$ 100,000
Announcement of unit repurchase programme | GasLog Partners LP
Subsequent Events
Unit repurchase programme limit			$ 25,000
Refinancing | Gaslog Partners Facility 2019 | GasLog Partners LP
Subsequent Events
Amount of credit facility	$ 450,000
Number of vessels on which the existing indebtedness is refinanced | item	5
Term of debt instrument	5 years
Change to ATM Programme | ATM Programme | GasLog Partners LP
Subsequent Events
Size of ATM Programme				$ 250,000	$ 144,000